NON-CONTROLLING INTEREST - Disclosure of detailed information about non-controlling interests (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2009	Aug. 31, 2024	Aug. 31, 2023
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Accumulated non-controlling interests		$ 23,004	$ 21,645
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Legal ownership held by non-controlling interests		50.10%	50.10%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 8,874	$ 8,503
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Legal ownership held by non-controlling interests		26.00%
Waterberg JV Co. [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Legal ownership held by non-controlling interests	26.00%	63.19%	63.05%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 14,130	$ 13,142